Investment in associate - Statements of financial position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Cash and cash equivalents	$ 416,763	$ 256,077	$ 375,479
Other current assets	8,180	60,931
Non-current assets	3,964,094	3,356,923
Current liabilities	(648,246)	(1,047,353)
Investment in associate	193,474	197,821
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net assets	117,152	121,499
Long-term receivable from Atlas	76,322	76,322
Investment in associate	$ 193,474	$ 197,821
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Cash and cash equivalents	$ 50,149	$ 9,367
Other current assets	60,709	104,742
Non-current assets	241,860	255,822
Current liabilities	(28,191)	(32,022)
Other long-term liabilities, including current maturities	(138,866)	(145,359)
Net assets	$ 185,661	$ 192,550